UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       KS Management Corp.

Address:    11 West 42nd Street, 30th Floor
            New York, New York 10036

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jack Swain
Title:  Chief Investment Officer/Chief Compliance Officer
Phone:  (212) 764-3500


Signature, Place and Date of Signing:

/s/   Jack Swain              New York, New York            February 10, 2006

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----

Form 13F Information Table Entry Total:         35
                                               ----

Form 13F Information Table Value Total:       $119,613
                                              ----------



List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2            COLUMN 3     COLUMN 4            COLUMN 5   COLUMN 6  COLUMN 7       COLUMN 8
                                                                 VALUE    SHRS OR   SH/ PUT/   INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION MANAGERS SOLE SHARED  NONE
ABGENIX INC                      COM                00339B107      3761    175000      SH         SOLE             SOLE
AMLI RESIDENTIAL PPTYS TR        SH BEN INT         001735109      4034    106000      SH         SOLE             SOLE
ARDEN RLTY INC                   COM                039793104      3721     83000      SH         SOLE             SOLE
BURLINGTON RES INC               COM                122014103      3798     44058      SH         SOLE             SOLE
CAPTIVA SOFTWARE CORP DEL        COM                14073T109      4092    184050      SH         SOLE             SOLE
CINERGY CORP                     COM                172474108      3821     90000      SH         SOLE             SOLE
CONSTELLATION ENERGY GROUP I     COM                210371100      7142    124000      SH         SOLE             SOLE
DORAL FINL CORP                  COM                25811P100       530     50000      SH         SOLE             SOLE
DREYERS GRAND ICE CREAM HL I     COM A CALL PUT     261877104      3108     37497      SH         SOLE             SOLE
IDX SYS CORP                     COM                449491109      3769     85800      SH         SOLE             SOLE
GOLD BANC CORP INC               COM                379907108      2923    160414      SH         SOLE             SOLE
IVAX CORP                        COM                465823102      4182    133500      SH         SOLE             SOLE
J JILL GROUP INC                 COM                466189107      2069    108700      SH         SOLE             SOLE
JAMDAT MOBILE INC                COM                47023T100      3740    140700      SH         SOLE             SOLE
MAXTOR CORP (NEW)                COM NEW            577729205      3748    540000      SH         SOLE             SOLE
MBNA CORP                        COM                55262L100     11607    427500      SH         SOLE             SOLE
MCI INC                          COM                552691107      2463    124807      SH         SOLE             SOLE
MICROMUSE INC                    COM                595094103      3758    380000      SH         SOLE             SOLE
NORTHWESTERN CORP                COM NEW            668074305      5592    180000      SH         SOLE             SOLE
PLACER DOME INC                  COM                725906101      2258     98500      SH         SOLE             SOLE
PUBLIC SVC ENTERPRISE GROUP      COM                744573106      4028     62000      SH         SOLE             SOLE
REEBOK INTL LTD                  COM                758110100      3785     65000      SH         SOLE             SOLE
RENAL CARE GROUP INC             COM                759930100      5753    121600      SH         SOLE             SOLE
SCIENTIFIC ATLANTA INC           COM                808655104      3799     88200      SH         SOLE             SOLE
TELEWEST GLOBAL INC              COM                87956T107      6193    260000      SH         SOLE             SOLE
UICI                             COM                902737105      3747    105500      SH         SOLE             SOLE
VINTAGE PETE INC                 COM                927460105      2080     39000      SH         SOLE             SOLE
USA MOBILITY INC                 COM                90341G103       669     24154      SH         SOLE             SOLE
CALIFORNIA COASTAL CMNTYS IN     COM NEW            129915203      3563     90810      SH         SOLE             SOLE
CHIQUITA BRANDS INTL INC         COM                170032809       850     42498      SH         SOLE             SOLE
GLOBIX CORP                      COM NEW            37957F200        77     57339      SH         SOLE             SOLE
LORAL SPACE AND COMMUNICATIONS   COM                543881106      2222     78577      SH         SOLE             SOLE
NRG ENERGY INC                   COM NEW            629377508      1311     27830      SH         SOLE             SOLE
PETROLEUM GEO SVCS ASA NEW       SPONSORED ADR      716599105       768     24777      SH         SOLE             SOLE
TRUMP ENTERTAINMENT RESORTS      COM                89816T103       652     32396      SH         SOLE             SOLE

                                                                 119613